Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	December 31, 2024	December 31, 2023
Office rental deposit	$33,144	$116,899
Interest receivable	98,115	181,337
Others	142,423	153,186
	$273,682	$451,422